Financial Instruments and Hedging Activities - Additional Information (Detail) € in Millions		12 Months Ended
	Jul. 11, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Derivative [Line Items]
Other comprehensive income			$ 0
Euro dominated loans, carrying value		$ 695,900,000	691,800,000
Interest Rate Swap Contracts [Member]
Derivative [Line Items]
Loss on termination of interest swap agreements	$ 9,200,000
Derivative, notional amount		105,200,000	431,600,000
Derivative, carrying amount		8,600,000	10,900,000
Derivative asset		100,000	0
Realized and unrealized loss recognized		(2,600,000)	(3,000,000)
Other comprehensive income		0		$ 5,300,000
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, notional amount		26,800,000			€ 141.0	€ 154.6
Derivative, carrying amount		3,200,000	0
Derivative asset		30,500,000	33,900,000
Realized and unrealized gains recognized		2,500,000	23,200,000
Net Investment Hedging [Member]
Derivative [Line Items]
Other comprehensive income		$ 7,500,000	$ 28,500,000
Euro dominated loans, carrying value | €					€ 220.0	€ 225.0